Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001209466_SupplementTextBlock

SUPPLEMENT DATED FEBRUARY 6, 2013 TO THE
PROSPECTUS DATED AUGUST 31, 2012 OF:

PowerShares Buyback AchieversTM Portfolio
PowerShares Dividend AchieversTM Portfolio
PowerShares Financial Preferred Portfolio
PowerShares High Yield Equity Dividend AchieversTM Portfolio
PowerShares International Dividend AchieversTM Portfolio

Effective February 25, 2013, the names of the following indexes (each, an "Underlying Index") will change: (i) Share Buyback AchieversTM Index, the underlying index of the PowerShares Buyback AchieversTM Portfolio; (ii) Broad Dividend AchieversTM Index, the underlying index of the PowerShares Dividend AchieversTM Portfolio; (iii) Mergent Dividend AchieversTM 50 Index, the underlying index of the PowerShares High Yield Equity Dividend AchieversTM Portfolio; and (iv) International Dividend AchieversTM Index, the underlying index of the PowerShares International Dividend AchieversTM Portfolio. There will be no change to the methodology by which the NASDAQ OMX Group, Inc., the index provider for each Underlying Index, calculates any Underlying Index.

•  All references to the Mergent Dividend AchieversTM 50 Index are deleted and replaced with the following:

NASDAQ Dividend Achievers 50 Index

•  The table and corresponding footnote on page 22 under the section titled "PowerShares High Yield Equity Dividend AchieversTM Portfolio—Summary Information—Average Annual Total Returns for the Periods Ended December 31, 2011" is deleted and replaced with the following:

Risk/Return [Heading]	rr_RiskReturnHeading	PowerShares High Yield Equity Dividend Achievers Portfolio
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Prior to February 25, 2013, this index was known as the Mergent Dividend AchieversTM 50 Index.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
NASDAQ Dividend Achievers 50 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.28%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(6.28%)	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.94%)	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 09, 2004	[1]
Dow Jones U.S. Select Dividend Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.41%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.65%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.09%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 09, 2004
S&P 500 Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.48%)	[2]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.96%)	[2]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.72%	[2]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 09, 2004	[2]
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.24%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.90%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 09, 2004
PowerShares High Yield Equity Dividend Achievers Portfolio
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(6.58%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.32%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 09, 2004
PowerShares High Yield Equity Dividend Achievers Portfolio | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.23%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(8.10%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.78%)
PowerShares High Yield Equity Dividend Achievers Portfolio | Return After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.59%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(6.32%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.75%)

[1]	Prior to February 25, 2013, this index was known as the Mergent Dividend AchieversTM 50 Index.
[2]	S&P Citigroup Large Cap Value Index changed its name to S&P 500 Value Index as of 12/09/09.